Dividends (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividends
Interim dividend		$ 4.17	$ 3.67
Final dividend	$ 12.50		8.83
Total dividend	$ 12.50	$ 4.17	$ 12.50